11. INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2017
Investments In Associates
INVESTMENTS IN ASSOCIATES

This includes Nuance Group (Chicago) LLC which operates four duty-free stores at O’Hare International Airport of Chicago in Illinois, USA, and as of 2017 Midway Partnership LLC operating duty paid stores at Chicago Midway International Airport.

Hudson’s interests in Nuance Group (Orlando) LLC and Broward Duty Free LLC were sold on March 15, 2015, for USD 30 million to an existing shareholder at book value.

These investments are accounted for using the equity method.

Summarized statement of financial position

IN MILLIONS OF USD	DEC 31, 2017 NUANCE GROUP (CHICAGO) LLC	DEC 31, 2017 MIDWAY PARTNERSHIP LLC	DEC 31, 2017 TOTAL	DEC 31, 2016 NUANCE GROUP (CHICAGO) LLC
Cash and cash equivalents	2.6	1.4	4.0	2.5
Other current assets	4.0	2.7	6.7	4.0
Non-current assets	3.0	1.0	4.0	3.2
Other current liabilities	(3.9)	(2.9)	(6.8)	(2.8)
Net assets	5.7	2.2	7.9	6.9

Proportion of Hudson’s ownership	35.0%	50.0%		35.0%
Hudson’s share of the equity	2.0	1.1	3.1	2.4

Summarized statement of comprehensive income

2017 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	OTHER ASSOCIATES	TOTAL

Turnover	18.7	15.1	–	33.8
Depreciation, amortization and impairment	(0.1)	–	–	(0.1)
Net earnings for the year	(1.0)	0.2	–	(0.8)

Total comprehensive income	(1.0)	0.2	–	(0.8)

HUDSON'S SHARE	35.0%	50.0%
Net earnings for the year	(0.4)	0.1	–	(0.3)
Total comprehensive income	(0.4)	0.1	–	(0.3)

2016 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	OTHER ASSOCIATES	TOTAL

Turnover	20.0	–	–	20.0
Depreciation, amortization and impairment	(0.1)	–	–	(0.1)
Net earnings for the year	(2.1)	–	–	(2.1)

Total comprehensive income	(2.1)	–	–	(2.1)

HUDSON'S SHARE	35.0%
Net earnings for the year	(0.7)	–	–	(0.7)
Total comprehensive income	(0.7)	–	–	(0.7)

2015 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	OTHER ASSOCIATES	TOTAL

Turnover	23.9	–	4.4	28.3
Depreciation, amortization and impairment	(0.2)	–	(0.1)	(0.3)
Other operational result	–	–	1.1	1.1
Net earnings for the year	3.5	–	1.4	4.9

Total comprehensive income	3.5	–	1.4	4.9

HUDSON'S SHARE	35.0%
Net earnings for the year	1.2	–	0.5	1.7
Total comprehensive income	1.2	–	0.5	1.7

The information above reflects the amounts presented in the financial statements of the associates (other than Hudson’s share of amounts) adjusted for differences in accounting policies between the associates and Hudson.

Reconciliation of the carrying amount of its investments

IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PARTNERSHIP LLC	OTHER ASSOCIATES	TOTAL
Net earnings	1.2	–	0.5	1.7
Dividends received	(0.7)	–	(0.5)	(1.2)
Disposals	–	–	(30.0)	(30.0)
Carrying value at December 31, 2015	3.3	–	–	3.3

Net earnings	(0.7)	–	–	(0.7)
Dividends received	(0.2)	–	–	(0.2)
Carrying value at December 31, 2016	2.4	–	–	2.4

Contribution to new partnership	–	1.0	–	1.0
Net earnings	(0.4)	0.1	–	(0.3)
Carrying value at December 31, 2017	2.0	1.1	–	3.1